EARNINGS PER SHARE - Narrative (Details) - shares shares in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Options
Equity, Class of Treasury Stock [Line Items]
Anti-dilutive options (shares)		790	495
CEO of Golden Ocean Management AS
Equity, Class of Treasury Stock [Line Items]
Share options granted (shares)	550